Significant accounting judgments, estimates, and assumptions - Narrative (Details) - cash_generating_unit	Mar. 31, 2019	Mar. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of cash generating units that contribute to goodwill	7	6